Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Loss
Revenues	$ 57,775	$ 56,314	$ 43,633
Cost of revenues	31,231	30,159	23,714
Cost of revenues - write-down of inventories and amortization of assets recognized in business combination and technology	1,655	97	4,639
Total cost of revenues	32,886	30,256	28,353
Gross profit	24,889	26,058	15,280
Operating expenses
Research and development expenses	39,558	65,146	71,792
Sales and marketing expenses	27,657	34,258	37,039
General and administrative expenses	39,535	55,973	35,599
Other expenses (income), net	5,966	(1,627)	1,592
Impairment losses	1,283		40,523
Total Operating expenses	113,999	153,750	186,545
Operating loss	(89,110)	(127,692)	(171,265)
Finance income	42,573	47,584	20,507
Finance expenses	(668)	(367)	(16,129)
Gain (loss) on investment in marketable equity securities	(52,256)	23,462	(62,791)
Loss before taxes on income	(99,461)	(57,013)	(229,678)
Taxes expenses	(397)	(62)	(264)
Net loss	(99,858)	(57,075)	(229,942)
Loss attributable to non-controlling interests	(1,029)	(1,110)	(872)
Loss attributable to owners of the Company	$ (98,829)	$ (55,965)	$ (229,070)
Net Loss per share
Basic loss per share (in dollars per share)	$ (0.45)	$ (0.23)	$ (0.89)
Diluted loss per share (in dollars per share)	$ (0.45)	$ (0.23)	$ (0.89)
Weighted average shares outstanding, basic	218,311	248,019	257,794
Weighted average shares outstanding, diluted	218,311	248,019	257,794
Net loss	$ (99,858)	$ (57,075)	$ (229,942)
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	(1,944)	2,368	(844)
Remeasurement of pension and postretirement benefit plan, net of tax	(2,769)	(1,920)	2,508
Total other comprehensive income (loss) for the year	(4,713)	448	1,664
Total comprehensive loss for the year	(104,571)	(56,627)	(228,278)
Comprehensive loss attributable to non-controlling interests	(1,088)	(1,088)	(892)
Comprehensive loss attributable to owners of the Company	$ (103,483)	$ (55,539)	$ (227,386)